Note 6 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Fair Value Disclosures [Text Block]
6.	FAIR VALUE MEASUREMENTS

The following tables show the Company's cash, cash equivalents and other marketable and held to maturity securities by significant investment category as of December 31, 2025 and 2024:

	December 31, 2025
	Carrying value	Fair value	Cash and cash equivalents	Other Current Assets
Cash	$57,531	$57,531	$57,531	$-
Level 1:
Money market funds	1	1	1	-
Money market funds (Rabbi Trust)	586	586	-	586
Subtotal	587	587	1	586
Level 2:
Certificates of deposit and time deposits	1,859	2,121	268	1,591
Subtotal	1,859	2,121	268	1,591
Total	$59,977	$60,239	$57,800	$2,177

	December 31, 2024
	Carrying value	Fair value	Cash and cash equivalents	Other Current Assets
Cash	$66,917	$66,917	$66,917	$-
Level 1:
Money market funds	1	1	1	-
Money market funds (Rabbi Trust)	566	566	-	566
Subtotal	567	567	1	566
Level 2:
Certificates of deposit and time deposits	2,938	3,348	1,335	1,602
Subtotal	2,938	3,348	1,335	1,602
Total	$70,422	$70,832	$68,253	$2,168

As of December 31, 2025 and 2024, our available-for-sale securities primarily consisted of investments held in a rabbi trust which are intended to fund the Company’s Supplemental Executive Retirement Plan (“SERP”) obligations. These securities are measured at fair value using quoted prices in active markets for identical assets (Level 1) inputs and amounted to $0.6 million at December 31, 2025 and $0.6 million at December 31, 2024.

Throughout 2025 and 2024, the Company entered into a series of foreign currency forward contracts, the fair value of which was $1.8 million at  December 31, 2025 and ($1.0) million at December 31, 2024. The estimated fair value of foreign currency forward contracts is based on quotes received from the applicable counterparty, and represents the estimated amount we would receive or pay to settle the contracts, taking into consideration current exchange rates which can be validated through readily observable data from external sources (Level 2).

The Company is a party to two interest rate swap agreements as further described in Note 13, "Derivative Instruments and Hedging Activities." The fair value of the interest rate swap agreements was $0.9 million and $2.7 million at December 31, 2025 and 2024, respectively, which was based on data received from the counterparty, and represents the estimated amount we would receive or pay to settle the agreements, taking into consideration current and projected future interest rates as well as the creditworthiness of the parties, all of which can be validated through readily observable data from external sources.

The fair values of our derivative financial instruments (which are measured using Level 2 fair value inputs) and their classifications in our consolidated balance sheets as of December 31, 2025 and 2024 were as follows:

	Balance Sheet Classification	December 31, 2025	December 31, 2024
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Other current assets	$294	$-
Non designated as hedging instruments	Other current assets	1,504	-
Interest rate swap agreements:
Designated as a cash flow hedge	Other assets	905	2,730
Total derivative assets		$2,703	$2,730

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Other current liabilities	$-	$116
Not designated as hedging instruments	Other current liabilities	-	919
Total derivative liabilities		$-	$1,035

In connection with the acquisition of Enercon as further described in Note 3, "Acquisition", the Sellers are eligible to receive the potential Earnout Payments based on the achievement of certain financial metrics in 2025 and 2026 Earnout Periods. As this contingent consideration will be settled in cash by Bel if the related metrics are achieved, this contingent consideration has been classified as a liability on the accompanying balance sheets at  December 31, 2025 and December 31, 2024. The earnout liabilities were initially recorded at a fair value of $3.3 million at the acquisition date, with subsequent remeasurement to fair value as of the balance sheet dates calculated using Level 3 unobservable inputs. At December 31, 2025 and 2024, inputs to the valuation approach for the contingent earnout liabilities include the Company's forecasted Enercon EBITDA (as defined under the terms of the Purchase Agreement) for each of 2025 and 2026, an estimated EBITDA volatility measure of 52.1%, an expected term of 2 years and a discount rate on the Earnout Payments of 6.66%. The fair value of the earnout liabilities as of December 31, 2025 and 2024 were as follows:

		Level 3
	Balance Sheet Classification	December 31, 2025	December 31, 2024
Contingent Liabilities:
Earnout Payment liability - 2025	Other current liabilities	$4,916	$2,041
Earnout Payment liability - 2026	Other long-term liabilities	1,709	1,446
		$6,625	$3,487

The change in the earnout liability balances from December 31, 2024 to December 31, 2025 relate solely to changes in the fair value of the Earnout Payments which have been recognized through earnings during the year ended December 31, 2025.

Aside from the earnout liability described above, the Company does not have any other financial assets measured at fair value on a recurring basis categorized as Level 3, and there were no transfers in or out of Level 1, Level 2 or Level 3 during 2025 or 2024. There were no changes to the Company’s valuation techniques used to measure asset fair values on a recurring or nonrecurring basis during 2025.

During the year ended December 31, 2025, the Company performed its annual impairment test of indefinite-lived intangible assets and determined that no impairment charges were required. In the prior year, ended December 31, 2024, the Company recorded an adjustment to the carrying value of the CUI tradename, reducing it to its estimated fair value. This adjustment was recognized as an impairment loss within the consolidated statements of operations. Aside from the CUI tradename impairment in 2024, the Company did not have any other financial assets or indefinite-lived intangible assets measured at fair value on a nonrecurring basis as of December 31, 2025 or December 31, 2024. The Company does not have any financial assets measured at fair value on a nonrecurring basis as of either reporting date, except as noted above.

The Company has other financial instruments, such as cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, which are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature. The fair value of the Company’s long-term debt is estimated using a discounted cash flow method based on interest rates that are currently available for debt issuances with similar terms and maturities. At December 31, 2025 and 2024, the estimated fair value of total debt was $196.5 million and $286.6 million, respectively, compared to a carrying amount of $197.5 million and $287.5 million, respectively. The Company did not have any other financial liabilities within the scope of the fair value disclosure requirements as of December 31, 2025.

Nonfinancial assets and liabilities, such as goodwill, indefinite-lived intangible assets and long-lived assets, are accounted for at fair value on a nonrecurring basis. These items are tested for impairment upon the occurrence of a triggering event or in the case of goodwill, on at least an annual basis. See Note 5, "Goodwill and Other Intangible Assets," for further information about goodwill and other indefinite-lived intangible assets.